CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities
Payments to suppliers and employees	$ (4,478)	$ (5,072)	$ (3,895)
Interest received	346	82	53
Royalties received	0	0	4
Net cash outflow from operating activities	(4,132)	(4,990)	(3,838)
Cash flows from investing activities
Payments for property, plant and equipment	(23,384)	(4,478)	(52)
Payments for advanced royalties	(389)	0	0
Payments for security deposits and bonds	(656)	0	0
Payments for deferred consideration	(3,750)	(3,750)	(500)
Payments for exploration and evaluation assets	0	(347)	(324)
Proceeds from sales of plant and equipment	0	0	18
Net cash outflow from investing activities	(28,179)	(8,575)	(858)
Cash flows from financing activities
Proceeds from issue of shares	22,798	51,033	3,711
Payments for share issue costs	(1,408)	(2,905)	(261)
Payments for borrowing costs	(1,314)	0	0
Net cash inflow from financing activities	20,076	48,128	3,450
Net increase/(decrease) in cash and cash equivalents	(12,235)	34,563	(1,246)
Net foreign exchange differences	56	(64)	(62)
Cash and cash equivalents at beginning of the year	34,802	303	1,611
Cash and cash equivalents at the end of the year	$ 22,623	$ 34,802	$ 303